UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments:

Putnam Europe Equity Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Belgium (2.7%)
Anheuser-Busch InBev NV	62,861	$3,588,035
Telenet Group Holding NV (NON)	38,145	1,791,057
		5,379,092

Brazil (0.5%)
Petroleo Brasileiro SA ADR (Preference)	28,400	1,009,336
		1,009,336

Denmark (1.1%)
Pandora A/S (NON) (S)	41,937	2,144,553
		2,144,553

Finland (2.4%)
Fortum OYJ (S)	84,539	2,876,387
Metso OYJ (S)	36,125	1,946,294
		4,822,681

France (16.8%)
Arkema	24,513	2,230,951
AXA SA	135,580	2,838,859
BNP Paribas SA	53,464	3,918,309
Christian Dior SA	24,794	3,497,280
Sanofi-Aventis	76,969	5,407,606
Schneider Electric SA	15,994	2,739,099
SCOR	71,994	1,964,446
Societe Generale	35,173	2,290,088
Technip SA	21,095	2,254,184
Total SA	105,226	6,418,612
		33,559,434

Germany (16.5%)
BASF SE	65,808	5,703,290
Biotest AG (Preference)	23,107	1,513,339
Deutsche Post AG	149,162	2,694,317
Henkel AG & Co. KGaA	55,556	3,448,380
Kabel Deutschland Holding AG (NON)	59,893	3,180,907
Metro AG	39,170	2,681,879
MTU Aero Engines Holding AG	31,638	2,149,782
Porsche Automobil Holding SE (Rights) (NON)	30,292	263,130
Porsche Automobil Holding SE (Preference) (S)	30,292	1,987,775
Siemens AG	37,173	5,105,078
Suedzucker AG	79,522	2,222,367
Wincor Nixdorf AG	25,512	2,069,722
		33,019,966

Ireland (3.1%)
Kerry Group PLC Class A	89,995	3,357,236
WPP PLC	222,927	2,752,420
		6,109,656

Israel (0.7%)
Teva Pharmaceutical Industries, Ltd. ADR	27,000	1,354,590
		1,354,590

Italy (3.5%)
Fiat Industrial SpA (NON)	153,721	2,211,292
Fiat SpA	314,822	2,856,731
Mediaset SpA	309,451	1,970,429
		7,038,452

Netherlands (5.8%)
Gemalto NV	40,542	1,998,023
ING Groep NV GDR (NON)	362,032	4,591,456
Koninklijke (Royal) KPN NV	287,722	4,911,124
		11,500,603

Poland (0.7%)
Warsaw Stock Exchange (NON)	88,399	1,519,489
		1,519,489

Russia (2.6%)
Aeroflot - Russian Airlines OJSC	210,000	537,600
Lukoil OAO ADR	17,637	1,263,691
Sberbank OJSC (NON)	555,096	2,086,051
Synergy Co. (NON)	34,907	1,375,336

		5,262,678

Spain (2.5%)
Banco Santander Central Hispano SA	321,946	3,745,211
Criteria Caixacorp SA	169,468	1,197,729
		4,942,940

Sweden (2.1%)
Telefonaktiebolaget LM Ericsson AB Class B	165,292	2,135,745
Volvo AB Class B (NON) (S)	121,283	2,136,959
		4,272,704

Switzerland (5.2%)
Actelion NV (NON)	19,781	1,140,859
Credit Suisse Group	59,766	2,545,607
Nestle SA	39,631	2,277,047
Novartis AG	37,402	2,033,467
Syngenta AG	7,184	2,340,180
		10,337,160

United Kingdom (32.8%)
Barclays PLC	634,355	2,828,666
BG Group PLC	155,654	3,878,646
BP PLC	363,553	2,651,744
Carillion PLC	541,150	3,303,767
Centrica PLC	637,366	3,331,049
GlaxoSmithKline PLC	155,906	2,979,445
HSBC Holdings PLC	193,192	1,989,552
Imperial Tobacco Group PLC	81,747	2,530,822
Kingfisher PLC	706,780	2,792,228
Lloyds Banking Group PLC (NON)	2,208,298	2,060,949
Pearson PLC	114,033	2,017,093
Prudential PLC	173,850	1,973,308
Reckitt Benckiser Group PLC	79,839	4,107,187
Rio Tinto PLC	79,322	5,580,546
Royal Dutch Shell PLC Class A	237,775	8,648,697
Schroders PLC	52,484	1,463,810
Telecity Group PLC (NON)	264,190	2,158,318
Tullow Oil PLC	67,256	1,564,616
Vedanta Resources PLC	46,346	1,771,392
Vodafone Group PLC	851,441	2,414,390
Whitbread PLC	80,111	2,123,656
Xstrata PLC	148,295	3,471,316
		65,641,197

Total common stocks (cost $165,051,209)		$197,914,531

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	9,083,280	$9,083,280
Putnam Money Market Liquidity Fund 0.13% (e)	2,230,315	2,230,315

Total short-term investments (cost $11,313,595)		$11,313,595

TOTAL INVESTMENTS

Total investments (cost $176,364,804) (b)		$209,228,126

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $199,893,731.

(b) The aggregate identified cost on a tax basis is $180,779,299, resulting in gross unrealized appreciation and depreciation of $32,199,165 and $3,750,338, respectively, or net unrealized appreciation of $28,448,827.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,727,105. The fund received cash collateral of $9,083,280 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $976 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $51,298,675 and $49,068,360, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

Oil, gas, and consumable fuels	12.7%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Belgium	$5,379,092	$--	$--

	Brazil	1,009,336	--	--

	Denmark	2,144,553	--	--

	Finland	4,822,681	--	--

	France	33,559,434	--	--

	Germany	33,019,966	--	--

	Ireland	6,109,656	--	--

	Isreal	1,354,590	--	--

	Italy	7,038,452	--	--

	Netherlands	11,500,603	--	--

	Poland	1,519,489	--	--

	Russia	5,262,678	--	--

	Spain	4,942,940	--	--

	Sweden	4,272,704	--	--

	Switzerland	10,337,160	--	--

	United Kingdom	65,641,197	--	--

Total common stocks		197,914,531	--	--

Short-term investments		2,230,315	9,083,280	--

Totals by level		$200,144,846	$9,083,280	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 27, 2011